Shareholders' Equity - Summary of Revaluation Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments measured at fair value through OCI [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ (4,426)	€ (3,300)	€ (5,251)
Gross revaluation	1,605	(1,187)	1,552
Net (gains) / losses transferred to income statement	342	82	706
Movements in foreign currency translation and net foreign investment hedging reserves	464	(259)	138
Tax effect	(419)	237	(487)
Disposal of group assets	0		42
Other	0
Ending balance	(2,434)	(4,426)	(3,300)
Reserve of cash flow hedges [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	724	842	1,024
Gross revaluation	(97)	(88)	(62)
Net (gains) / losses transferred to income statement	(127)	(124)	(130)
Movements in foreign currency translation and net foreign investment hedging reserves	(79)	49	(31)
Tax effect	49	45	42
Disposal of group assets	0		0
Other	0
Ending balance	469	724	842
Insurance contracts [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	2,795	939	2,215
Gross revaluation	(833)	2,250	(1,626)
Net (gains) / losses transferred to income statement	0	0	0
Movements in foreign currency translation and net foreign investment hedging reserves	(297)	136	(47)
Tax effect	174	(530)	397
Disposal of group assets	0		0
Other	(17)
Ending balance	1,821	2,795	939
Reinsurance contracts held [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(2,808)	(2,261)	(2,566)
Gross revaluation	119	(556)	349
Net (gains) / losses transferred to income statement	0	0	0
Movements in foreign currency translation and net foreign investment hedging reserves	326	(168)	82
Tax effect	(22)	177	(126)
Disposal of group assets	0		0
Other	0
Ending balance	(2,384)	(2,808)	(2,261)
Revaluation account [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(3,706)	(3,770)	(4,563)
Gross revaluation	795	418	211
Net (gains) / losses transferred to income statement	215	(42)	577
Movements in foreign currency translation and net foreign investment hedging reserves	413	(242)	142
Tax effect	(218)	(71)	(174)
Disposal of group assets	(1)		38
Other	(17)
Ending balance	(2,519)	(3,706)	(3,770)
Real estate held for own use [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	9	9	15
Gross revaluation	1	(1)	(2)
Net (gains) / losses transferred to income statement	0	0	0
Movements in foreign currency translation and net foreign investment hedging reserves	(1)	1	0
Tax effect	0	0	0
Disposal of group assets	(1)		(3)
Other	0
Ending balance	€ 8	€ 9	€ 9